UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02927

Exact name of registrant as specified in charter:	Dryden Tax Free Money Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	3/31/2006

Item 1. Schedule of Investments

Dryden Tax Free Money Fund

Schedule of Investments

as of March 31, 2006 (Unaudited)

	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)	Value
Description (a)
SHORT-TERM INVESTMENTS 99.7%
Alaska 1.8%
Valdez Marine Term. Rev., BP Pipelines, Inc. Proj., G.O., F.R.D.D.	VMIG1		3.19%	04/03/06	$700	$700,000

Arizona 1.3%
University of Arizona, C.O.P.	Aaa		4.00	06/01/06	500	500,570

Florida 5.7%
Florida Higher Edl. Facs. Fin. Auth. Rev., Southeastern Univ., Inc. Proj., F.R.W.D.	VMIG1		3.18	04/06/06	400	400,000
Municipal Secs. Tr. Ctfs. 144A, F.R.D.D.	A-1	(c)	3.20	04/03/06	1,800	1,800,000

						2,200,000

Georgia 11.5%
Fulton Cnty. Res. Care Facs., Lenbrook Square Foundation, Ser. 1996, F.R.D.D.	A-1+	(c)	3.23	04/03/06	2,900	2,900,000
Stephens Cnty. Dev. Auth. Solid Wste. Disp. Facs. Rev., Caterpillar, Inc. Proj., Ser. 2000, A.M.T., F.R.W.D.	P-1		3.37	04/06/06	1,520	1,520,000

						4,420,000

Illinois 16.5%
Chicago Hsg. Auth. Cap. Prog. Rev., Ser. 576, F.R.W.D.	A-1	(c)	3.22	04/06/06	1,735	1,735,000
Illinois Dev. Fin. Auth. Rev., Aurora Cent. Catholic High School, Ser. 1994, F.R.W.D.	A-1	(c)	3.46	04/05/06	1,000	1,000,000
Illinois Hlth. Facs. Auth. Rev., Mem. Hlth. Sys., Ser. 2003, F.R.D.D.	VMIG1		3.23	04/03/06	800	800,000
Illinois St. Sales Tax Rev.	Aa3		3.50	06/15/06	1,000	1,000,499
Kendall Kane & Will Cntys. Cmnty. Unit Sch. Dist. No. 308, G.O., F.G.I.C.	Aaa		5.25	10/01/06	695	701,382
Municipal Secs. Tr. Ctfs., Ser 2000-93, Class A, 144A, F.R.D.D.	A-1	(c)	3.22	04/03/06	100	100,000
State of Illinois Ctfs., G.O.	MIG1		4.50	04/28/06	1,000	1,000,992

						6,337,873

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana 0.3%
Whiting Indl. Sew. & Solid Wste. Disp. Rev., Amoco Oil Co. Proj., A.M.T., F.R.D.D.	VMIG1	3.25	04/03/06	100	100,000

Iowa 2.6%
Iowa Fin. Auth. Rev., Iowa St. Revolving Fd.	Aaa	5.00	08/01/06	1,000	1,005,729

Kentucky 0.4%
Louisville & Jefferson Cnty. Regl. Arpt. Auth., Spl. Facs. Rev., UPS Worldwide Forwarding, Ser. A, A.M.T., F.R.D.D.	VMIG1	3.24	04/03/06	150	150,000

Maine 8.4%
York Rev., Stonewall Realty LLC Proj., Ser.1999, A.M.T., F.R.W.D.	VMIG1	3.51	04/06/06	3,260	3,260,000

Minnesota 5.2%
Owatonna Hsg. Rev., Second Century Proj., Ser. A, F.R.W.D.	VMIG1	3.37	04/06/06	1,400	1,400,000
St. Paul Hsg. & Redev. Auth. Rev., Minn. Pub. Radio Proj., Ser. 2002, F.R.D.D.	VMIG1	3.23	04/03/06	600	600,000

					2,000,000

Missouri 9.5%
Missouri St. Hlth. & Edl. Facs. Auth., Edl. Facs. Rev., Bethesda Hlth. Group, Ser. A, F.R.D.D.	VMIG1	3.23	04/03/06	1,030	1,030,000
St. Louis Univ., Ser. B, F.R.D.D.	VMIG1	3.21	04/03/06	910	910,000
St. Louis Univ., Ser. 2002, F.R.D.D.	VMIG1	3.21	04/03/06	1,715	1,715,000

					3,655,000

New York 4.4%
Mun. Secs. Tr. Ctfs. Rev., Ser. 2001-109, Class A, 144A, F.R.D.D.	VMIG1	3.18	04/03/06	1,700	1,700,000

Ohio 2.9%
East Lake Ind. Dev. Rev., Astro Model Dev. Corp. Proj., Ser. 1996, A.M.T., F.R.W.D.	NR	3.50	04/06/06	1,135	1,135,000

Oklahoma 1.0%
Tulsa Cnty. Indl. Auth., Cap. Impts. Rev., Cap. Impt., Ser. B, F.S.A.	Aaa	5.00	05/15/06	400	400,782

	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania 7.8%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Hlth. Care-Dialysis Clinic, F.R.W.D.	Aa2		3.18	04/06/06	1,000	1,000,000
Delaware River Port Auth. PA & NJ Rev., Mun. Secs. Tr. Rcpts., Ser. SGA-89., F.S.A., F.R.D.D.	A-1+	(c)	3.20	04/03/06	700	700,000
Municipal Secs Trust Ctfs., Ser. 2000-110, F.R.D.D.	A-1	(c)	3.20	04/03/06	100	100,000
Schuylkill Cnty. Ind. Dev. Auth. Res. Recovery Rev., Northeastern Pwr. Co., Ser. A, F.R.D.D.	A-1+	(c)	3.18	04/03/06	1,205	1,205,000

						3,005,000

Tennessee 3.9%
Blount Cnty. Tenn. Pub. Bldg. Auth., Loc. Govt. Pub. Impt., Ser. A-2C, F.R.D.D.	VMIG1		3.19	04/03/06	1,200	1,200,000
Sevier Cnty. Pub. Bldg. Auth., Loc. Govt. Pub. Impt., Ser. B-12, F.S.A., F.R.D.D	VMIG1		3.19	04/03/06	320	320,000

						1,520,000

Texas 9.5%
Brazos Riv. Tex. Hbr. Nav. Dist., Jt.Venture Proj., A.M.T., F.R.D.D.	VMIG1		3.25	04/03/06	150	150,000
Corpus Christi Indpt. Sch. Dist. Ref., G.O., P.S.F.G.	Aaa		3.50	08/15/06	750	750,535
Denton Cnty. Mun. Secs. Tr. Rcpts., Ser. SGA 117, F.R.D.D.	A-1+	(c)	3.20	04/03/06	100	100,000
Gulf Coast Indl. Dev. Auth., Marine Terminal Rev., Amoco Oil Co. Proj., A.M.T., F.R.D.D.	VMIG1		3.25	04/03/06	100	100,000
Gulf Coast Indl. Dev. Auth., BP Global Power Corp. Proj., A.M.T., F.R.D.D.	VMIG1		3.25	04/03/06	150	150,000
Harris Co., G.O., Ser. D, C.P.	P-1		3.35	05/05/06	930	930,000
Harris Co., G.O., Ser. B, C.P.	P-1		3.25	08/23/06	500	500,000
Texas St. Tax & Rev. Antic. Nts.	MIG1		4.50	08/31/06	1,000	1,005,862

						3,686,397

Washington 1.6%
Clark Cnty. Pub. Util. Dist. No. 001 Generating Sys. Rev., Mun. Secs. Tr. Rcpts., Ser. SGA 118, F.R.D.D.	A-1+	(c)	3.20	04/03/06	500	500,000
Port Bellingham Wash. Ind. Dev. Corp., Atlantic Richfield Proj., A.M.T., F.R.D.D.	VMIG1		3.27	04/03/06	100	100,000

						600,000

Wisconsin 5.4%
Whitewater Ind. Dev. Rev., Trek Bicycle Corp. Proj., Ser. 1995, A.M.T., F.R.W.D	NR		3.39	04/06/06	1,095	1,095,000
Wisconsin State Ref., G.O.	Aa3		4.00	05/01/06	1,000	1,000,595

						2,095,595

Total Investments 99.7%
(cost $38,471,946) (d)						38,471,946

Other assets in excess of liabilities 0.3%						133,848

Net Assets 100.0%						$38,605,794

144A	–	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
NR	-	Not Rated by Moody’s or Standard & Poor’s
(a)		The following abbreviations are used in the portfolio descriptions:
A.M.T.-Alternative Minimum Tax
C.O.P.-Certificates of Participation
C.P.-Commercial Paper
F.G.I.C.-Financial Guaranty Insurance Company
F.R.D.D.-Floating Rate (Daily) Demand Note (b)
F.R.W.D.-Floating Rate (Weekly) Demand Note (b)
F.S.A.-Financial Security Assurance
G.O.-General Obligation
P.S.F.G.-Public School Fund Guaranty
(b)		For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)		Standard & Poor’s Rating.
(d)		The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

Notes to Schedule of Investment (Unaudited)

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax Free Money Fund
By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer
Date May 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer
Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.